Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.5%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 2,620,948	$ 2,566,285
ACM Auto Trust
Series 2023-2A, Class A,
7.97%, 06/20/2030 (A)	6,842,777	6,848,655
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR,
3-Month Term SOFR + 1.40%, 6.75% (B), 07/22/2032 (A)	4,300,000	4,274,630
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C,
3-Month Term SOFR + 2.35%, 7.68% (B), 04/20/2035 (A)	1,000,000	963,241
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (A)	5,292,442	4,651,814
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A,
5.90%, 08/21/2028 (A)	5,355,000	5,362,748
BXG Receivables Note Trust
Series 2023-A, Class A,
5.77%, 11/15/2038 (A)	4,917,631	4,825,054
CARS-DB4 LP
Series 2020-1A, Class A4,
3.19%, 02/15/2050 (A)	1,235,677	1,160,286
CARS-DB5 LP
Series 2021-1A, Class A1,
1.44%, 08/15/2051 (A)	3,265,098	2,824,845
Series 2021-1A, Class A3,
1.92%, 08/15/2051 (A)	1,395,042	1,197,002
CARS-DB7 LP
Series 2023-1A, Class A1,
5.75%, 09/15/2053 (A)	8,000,000	7,866,513
CIFC Funding Ltd.
Series 2017-4A, Class A1R,
3-Month Term SOFR + 1.21%, 6.56% (B), 10/24/2030 (A)	5,052,644	5,035,081
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1,
4.27% (B), 10/25/2037 (A)	1,614,608	1,425,533
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	5,149,000	4,522,163
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A,
1.76%, 04/15/2049 (A)	1,860,000	1,589,965
Diamond Resorts Owner Trust
Series 2021-1A, Class B,
2.05%, 11/21/2033 (A)	1,338,291	1,232,259
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR,
3-Month Term SOFR + 1.25%, 6.56% (B), 01/17/2033 (A)	4,500,000	4,442,026
First Investors Auto Owner Trust
Series 2021-2A, Class A,
0.48%, 03/15/2027 (A)	1,299,605	1,269,178

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2019-1, Class A,
3.52%, 07/15/2030 (A)	$ 9,000,000	$ 8,937,903
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	5,385,297	4,051,068
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	639,512	498,271
Series 2022-3CS, Class A,
4.95%, 07/20/2049 (A)	617,841	551,340
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A,
5.94%, 02/25/2028 (A)	4,220,000	4,210,105
Hilton Grand Vacations Trust
Series 2018-AA, Class B,
3.70%, 02/25/2032 (A)	3,631,744	3,488,472
Series 2023-1A, Class A,
5.72%, 01/25/2038 (A)	3,944,408	3,928,595
Home Equity Asset Trust
Series 2004-4, Class M1,
1-Month Term SOFR + 0.89%, 6.21% (B), 10/25/2034	1,280,285	1,252,128
ICG US CLO Ltd.
Series 2014-1A, Class A1A2,
3-Month Term SOFR + 1.46%, 6.79% (B), 10/20/2034 (A)	5,000,000	4,911,700
LCM XV LP
Series 15A, Class AR2,
3-Month Term SOFR + 1.26%, 6.59% (B), 07/20/2030 (A)	3,892,685	3,883,035
LCM XXV Ltd.
Series 25A, Class AR,
3-Month Term SOFR + 1.10%, 6.43% (B), 07/20/2030 (A)	3,266,178	3,248,234
Mosaic Solar Loan Trust
Series 2023-2A, Class A,
5.36%, 09/22/2053 (A)	8,220,014	7,774,719
MVW LLC
Series 2020-1A, Class A,
1.74%, 10/20/2037 (A)	1,438,210	1,324,023
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (A)	1,127,322	1,023,471
Series 2021-1WA, Class B,
1.44%, 01/22/2041 (A)	5,310,984	4,786,922
MVW Owner Trust
Series 2023-1A, Class A,
4.93%, 10/20/2040 (A)	6,730,654	6,533,226
OZLM XV Ltd.
Series 2016-15A, Class BR,
3-Month Term SOFR + 2.51%, 7.84% (B), 04/20/2033 (A)	3,900,000	3,795,188
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR,
3-Month Term SOFR + 1.42%, 6.75% (B), 07/20/2032 (A)	5,000,000	4,938,270
RASC Trust
Series 2005-KS11, Class M2,
1-Month Term SOFR + 0.74%, 6.06% (B), 12/25/2035	983,297	974,119

Transamerica Series Trust	Page 1

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2020-2, Class D,
2.22%, 09/15/2026	$ 3,650,699	$ 3,597,360
Series 2021-1, Class D,
1.13%, 11/16/2026	12,850,000	12,403,389
Series 2021-2, Class D,
1.35%, 07/15/2027	3,511,000	3,339,336
Series 2021-4, Class B,
0.88%, 06/15/2026	1,376,243	1,370,441
Series 2021-4, Class C,
1.26%, 02/16/2027	11,270,000	10,943,256
Series 2022-2, Class A3,
2.98%, 10/15/2026	4,578,246	4,541,328
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A,
2.59%, 05/20/2036 (A)	1,516,421	1,471,038
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	4,726,412	4,427,130
Series 2020-2A, Class B,
2.32%, 07/20/2037 (A)	2,371,340	2,240,770
Series 2021-1A, Class B,
1.34%, 11/20/2037 (A)	2,844,044	2,652,422
Series 2021-1A, Class C,
1.79%, 11/20/2037 (A)	1,251,496	1,162,097
Series 2023-1A, Class A,
5.20%, 01/20/2040 (A)	7,642,888	7,486,417
Series 2023-2A, Class A,
5.80%, 04/20/2040 (A)	3,846,522	3,835,678
Sound Point CLO XII Ltd.
Series 2016-2A, Class AR2,
3-Month Term SOFR + 1.31%, 6.64% (B), 10/20/2028 (A)	568,956	568,831
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month Term SOFR + 1.24%, 6.59% (B), 07/25/2030 (A)	3,771,177	3,767,900
Stack Infrastructure Issuer LLC
Series 2019-1A, Class A2,
4.54%, 02/25/2044 (A)	1,963,927	1,944,796
TCI-Symphony CLO Ltd.
Series 2016-1A, Class AR2,
3-Month Term SOFR + 1.28%, 6.58% (B), 10/13/2032 (A)	4,900,000	4,867,067
TCW CLO Ltd.
Series 2018-1A, Class A1R,
3-Month Term SOFR + 1.23%, 6.58% (B), 04/25/2031 (A)	4,733,578	4,721,611
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A,
2.56%, 11/25/2031 (A)	5,000,000	4,890,497
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	1,450,000	1,310,327
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R,
3-Month Term SOFR + 1.42%, 6.79% (B), 07/30/2032 (A)	4,900,000	4,842,376
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR,
3-Month Term SOFR + 1.31%, 6.64% (B), 07/20/2030 (A)	5,138,332	5,109,758

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Veridian Auto Receivables Trust
Series 2023-1A, Class A2,
5.97%, 08/17/2026 (A)	$ 3,952,000	$ 3,942,942
Wellfleet CLO Ltd.
Series 2019-1A, Class BR,
7.94% (B), 07/20/2032 (A)	3,000,000	2,893,563
Westlake Automobile Receivables Trust
Series 2021-2A, Class B,
0.62%, 07/15/2026 (A)	800,598	795,275

Total Asset-Backed Securities (Cost $231,913,519)		231,293,672

CORPORATE DEBT SECURITIES - 42.0%
Aerospace & Defense - 0.9%
Boeing Co.
1.43%, 02/04/2024	4,311,000	4,242,418
5.15%, 05/01/2030	4,065,000	3,886,811
5.93%, 05/01/2060	3,605,000	3,233,593
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (A)	2,524,000	2,503,545
HEICO Corp.
5.35%, 08/01/2033	5,464,000	5,177,579

		19,043,946

Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	2,241,000	1,837,747

Automobiles - 1.3%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	2,444,000	2,294,723
Ford Motor Co.
4.35%, 12/08/2026 (C)	1,500,000	1,438,066
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,412,000	5,959,378
6.95%, 06/10/2026	3,337,000	3,332,912
General Motors Co.
6.25%, 10/02/2043	3,464,000	3,104,009
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (A)	4,553,000	4,553,204
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A) (C)	2,618,000	2,576,960
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,658,000	2,266,022

		25,525,274

Banks - 6.6%
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	4,810,000	3,786,577
Fixed until 04/25/2033, 5.29% (B), 04/25/2034	10,513,000	9,782,624
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	9,530,000	9,674,751
BBVA Bancomer SA
Fixed until 06/29/2033, 8.45% (B), 06/29/2038 (A)	6,000,000	5,913,585
BNP Paribas SA
Fixed until 11/17/2027 (D), 9.25% (A) (B)	7,472,000	7,645,612
BPCE SA
4.50%, 03/15/2025 (A)	5,079,000	4,898,896

Transamerica Series Trust	Page 2

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
Fixed until 12/10/2025 (D), 4.00% (B)	$ 2,442,000	$ 2,135,284
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	4,248,000	4,064,548
Deutsche Bank AG
Fixed until 10/07/2031, 3.74% (B), 01/07/2033	2,748,000	1,972,725
Fixed until 11/10/2032, 7.08% (B), 02/10/2034	4,278,000	3,867,178
Fifth Third Bancorp
Fixed until 07/27/2028, 6.34% (B), 07/27/2029	1,166,000	1,152,065
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	7,692,000	5,938,650
ING Groep NV
Fixed until 09/11/2033, 6.11% (B), 09/11/2034	5,959,000	5,788,644
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	10,875,000	10,957,262
JPMorgan Chase & Co.
Fixed until 06/01/2033, 5.35% (B), 06/01/2034	8,506,000	8,073,497
Fixed until 09/14/2032, 5.72% (B), 09/14/2033	1,916,000	1,844,418
Lloyds Banking Group PLC
Fixed until 06/27/2026 (D), 6.75% (B)	4,128,000	3,796,304
Morgan Stanley
Fixed until 07/21/2033, 5.42% (B), 07/21/2034	3,735,000	3,524,274
Fixed until 10/18/2032, 6.34% (B), 10/18/2033	3,736,000	3,758,687
Northern Trust Corp.
6.13%, 11/02/2032	5,595,000	5,526,309
PNC Financial Services Group, Inc.
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	4,017,000	3,860,824
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	3,737,000	3,341,732
Fixed until 06/08/2033, 5.87% (B), 06/08/2034	2,908,000	2,746,531
Fixed until 10/28/2032, 6.12% (B), 10/28/2033	2,155,000	2,072,751
UBS Group AG
Fixed until 11/15/2032, 9.02% (B), 11/15/2033 (A)	5,138,000	5,935,002
US Bancorp
Fixed until 06/10/2033, 5.84% (B), 06/12/2034	5,841,000	5,529,187
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	6,692,000	6,334,591

		133,922,508

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	$ 3,526,000	$ 3,420,730
Constellation Brands, Inc.
3.15%, 08/01/2029	1,710,000	1,498,500
3.70%, 12/06/2026	1,725,000	1,628,847
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	4,951,000	4,233,105

		10,781,182

Biotechnology - 0.5%
Amgen, Inc.
2.00%, 01/15/2032	1,570,000	1,191,827
5.60%, 03/02/2043	2,350,000	2,186,156
CSL Finance PLC
4.63%, 04/27/2042 (A)	3,315,000	2,825,570
Royalty Pharma PLC
2.20%, 09/02/2030	3,973,000	3,085,263

		9,288,816

Building Products - 0.2%
Lowe’s Cos., Inc.
3.75%, 04/01/2032	2,915,000	2,524,851
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	2,349,000	1,815,964

		4,340,815

Capital Markets - 0.5%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	6,998,000	6,657,640
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	3,436,000	2,995,887

		9,653,527

Chemicals - 0.7%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	964,000	686,534
Celanese US Holdings LLC
6.70%, 11/15/2033	3,015,000	2,939,749
FMC Corp.
5.65%, 05/18/2033	2,310,000	2,090,305
Mosaic Co.
4.05%, 11/15/2027	2,413,000	2,265,289
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	4,367,000	4,289,743
Nutrien Ltd.
4.20%, 04/01/2029	2,559,000	2,370,494

		14,642,114

Commercial Services & Supplies - 2.1%
ADT Security Corp.
4.13%, 08/01/2029 (A) (C)	3,980,000	3,365,130
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	2,612,000	2,313,692
5.55%, 05/30/2033 (A)	4,300,000	3,990,568
Carlisle Cos., Inc.
2.20%, 03/01/2032	6,022,000	4,563,856
3.75%, 12/01/2027	1,847,000	1,717,680
Element Fleet Management Corp.
6.27%, 06/26/2026 (A)	6,390,000	6,370,115
General Electric Co.
4.50%, 03/11/2044	3,755,000	3,130,519

Transamerica Series Trust	Page 3

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Quanta Services, Inc.
2.90%, 10/01/2030	$ 2,599,000	$ 2,119,262
Republic Services, Inc.
5.00%, 04/01/2034	3,323,000	3,146,471
Stericycle, Inc.
3.88%, 01/15/2029 (A)	3,293,000	2,839,719
5.38%, 07/15/2024 (A)	1,498,000	1,478,661
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	8,597,000	6,435,747

		41,471,420

Communications Equipment - 0.2%
CommScope, Inc.
4.75%, 09/01/2029 (A)	6,057,000	4,394,634

Construction & Engineering - 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	2,867,000	2,392,504
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,621,000	2,168,555
6.75%, 06/01/2027	1,402,000	1,377,722
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	2,253,000	1,883,778
Odebrecht Oil & Gas Finance Ltd.
Zero Coupon, 10/30/2023 (A) (D)	500,930	11,521

		7,834,080

Construction Materials - 0.1%
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	3,283,000	3,031,201

Consumer Staples Distribution & Retail - 0.9%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	7,903,000	6,000,004
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	6,311,000	5,960,421
InRetail Consumer
3.25%, 03/22/2028 (A)	3,319,000	2,829,065
Sysco Corp.
5.95%, 04/01/2030	2,884,000	2,908,961

		17,698,451

Containers & Packaging - 0.7%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	2,186,000	2,031,998
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (A)	1,749,000	1,687,485
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	5,002,000	4,439,275
Sonoco Products Co.
2.25%, 02/01/2027	2,759,000	2,448,628
WRKCo, Inc.
3.90%, 06/01/2028	3,738,000	3,422,202

		14,029,588

Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033 (A)	2,308,000	2,232,616

Diversified REITs - 1.8%
Broadstone Net Lease LLC
2.60%, 09/15/2031	3,252,000	2,276,639

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2030	$ 3,337,000	$ 2,831,088
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	1,725,000	1,533,237
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	5,956,000	5,506,693
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	6,287,000	5,498,588
SBA Tower Trust
6.60%, 01/15/2028 (A)	13,662,000	13,700,430
VICI Properties LP
4.95%, 02/15/2030	4,885,000	4,468,301

		35,814,976

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.
1.68%, 10/30/2030	2,518,000	1,915,145
1.75%, 01/20/2031	3,718,000	2,809,250
4.13%, 03/16/2027	2,716,000	2,583,604

		7,307,999

Electric Utilities - 1.2%
Black Hills Corp.
3.15%, 01/15/2027	2,383,000	2,184,979
4.25%, 11/30/2023	1,806,000	1,800,128
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	5,670,000	5,135,534
Duke Energy Corp.
5.00%, 12/08/2027	1,612,000	1,573,847
EDP Finance BV
3.63%, 07/15/2024 (A)	6,685,000	6,548,662
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
5.38%, 12/30/2030 (E)	2,300,000	1,608,861
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,588,000	1,445,080
JSW Hydro Energy Ltd.
4.13%, 05/18/2031 (E)	2,688,000	2,233,807
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,494,000	1,897,819
3.30%, 12/01/2027	400,000	353,462

		24,782,179

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc.
2.95%, 02/15/2032	3,924,000	3,068,795
Keysight Technologies, Inc.
4.60%, 04/06/2027	4,260,000	4,099,597
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	3,358,000	2,899,483
Trimble, Inc.
6.10%, 03/15/2033	3,496,000	3,425,807

		13,493,682

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	2,210,000	2,052,077

Financial Services - 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	4,553,000	4,372,008
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	1,917,000	1,693,490
5.50%, 12/15/2024 (A)	6,897,000	6,780,786

Transamerica Series Trust	Page 4

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	$ 4,308,000	$ 4,067,432
5.50%, 01/15/2026 (A)	5,905,000	5,717,042
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,479,000	4,254,393

		26,885,151

Food Products - 1.0%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,589,000	2,393,558
2.75%, 05/14/2031	4,539,000	3,677,179
Cargill, Inc.
5.13%, 10/11/2032 (A)	1,947,000	1,887,918
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	1,608,000	1,376,997
5.50%, 12/15/2029 (A)	5,089,000	4,616,303
Viterra Finance BV
4.90%, 04/21/2027 (A)	6,387,000	6,116,947

		20,068,902

Health Care Equipment & Supplies - 0.6%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	3,201,000	2,943,775
5.75%, 12/06/2052 (A)	892,000	851,516
Boston Scientific Corp.
4.70%, 03/01/2049	672,000	564,799
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	1,896,000	1,880,475
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,821,000	1,539,618
5.25%, 10/01/2029 (A) (C)	1,459,000	1,261,092
Stryker Corp.
1.95%, 06/15/2030	2,941,000	2,356,893

		11,398,168

Health Care Providers & Services - 2.0%
Centene Corp.
3.00%, 10/15/2030	1,490,000	1,201,849
3.38%, 02/15/2030	4,842,000	4,039,710
4.25%, 12/15/2027	1,332,000	1,226,539
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A)	2,308,000	1,953,145
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	2,372,000	1,806,991
Cigna Group
2.40%, 03/15/2030	2,652,000	2,178,094
CVS Health Corp.
4.78%, 03/25/2038	2,708,000	2,332,098
5.25%, 01/30/2031	1,707,000	1,640,473
Elevance Health, Inc.
2.25%, 05/15/2030	2,698,000	2,195,611
5.13%, 02/15/2053	4,194,000	3,698,861
HCA, Inc.
4.13%, 06/15/2029	1,992,000	1,803,528
5.38%, 09/01/2026	7,615,000	7,473,824
5.88%, 02/01/2029	144,000	141,698
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	2,587,000	2,318,071
Tenet Healthcare Corp.
5.13%, 11/01/2027	3,149,000	2,934,459
UnitedHealth Group, Inc.
5.20%, 04/15/2063	3,721,000	3,317,627

		40,262,578

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care REITs - 0.1%
Physicians Realty LP
2.63%, 11/01/2031	$ 2,665,000	$ 2,008,378

Hotels, Restaurants & Leisure - 1.4%
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	1,273,000	1,113,462
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	4,439,000	3,840,471
Hyatt Hotels Corp.
1.80%, 10/01/2024	1,740,000	1,669,233
International Game Technology PLC
6.50%, 02/15/2025 (A)	2,190,000	2,186,854
Light & Wonder International, Inc.
7.25%, 11/15/2029 (A)	1,730,000	1,695,400
Marriott International, Inc.
2.75%, 10/15/2033	3,037,000	2,291,275
5.75%, 05/01/2025	372,000	371,296
MGM Resorts International
4.75%, 10/15/2028	3,753,000	3,305,624
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	3,086,000	2,848,351
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	1,499,000	1,375,086
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	5,609,000	5,119,334
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	3,639,000	2,817,344

		28,633,730

Household Durables - 0.1%
Mohawk Industries, Inc.
5.85%, 09/18/2028	2,290,000	2,276,575

Independent Power & Renewable Electricity Producers - 0.3%
Calpine Corp.
3.75%, 03/01/2031 (A)	6,056,000	4,878,756
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	1,347,000	1,090,599
3.63%, 02/15/2031 (A)	1,408,000	1,068,268

		7,037,623

Industrial Conglomerates - 0.2%
Veralto Corp.
5.45%, 09/18/2033 (A)	3,464,000	3,354,174

Insurance - 2.2%
Aon Corp./Aon Global Holdings PLC
5.00%, 09/12/2032	3,999,000	3,749,595
AXA SA
8.60%, 12/15/2030	4,572,000	5,332,845
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (E)	8,142,000	7,871,034
Constellation Insurance, Inc.
6.63%, 05/01/2031 (A) (C)	1,650,000	1,448,972
6.80%, 01/24/2030 (A)	8,992,000	8,012,452
Equitable Holdings, Inc.
5.59%, 01/11/2033	5,777,000	5,472,619
Global Atlantic Finance Co.
7.95%, 06/15/2033 (A)	6,406,000	6,160,532

Transamerica Series Trust	Page 5

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Hanwha Life Insurance Co. Ltd.
Fixed until 02/04/2027, 3.38% (B), 02/04/2032 (A)	$ 4,600,000	$ 4,084,906
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,400,000	2,311,238

		44,444,193

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024 (C)	2,675,000	2,650,069
Meta Platforms, Inc.
4.80%, 05/15/2030	3,786,000	3,688,184

		6,338,253

Internet & Catalog Retail - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	968,000	780,084
3.80%, 02/15/2028	1,724,000	1,576,530

		2,356,614

Machinery - 0.4%
CNH Industrial Capital LLC
4.55%, 04/10/2028	3,482,000	3,308,669
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	4,682,000	3,933,640

		7,242,309

Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	4,695,000	3,411,990
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	1,660,000	1,473,902
7.50%, 06/01/2029 (A) (C)	1,505,000	1,152,383
Comcast Corp.
4.15%, 10/15/2028	5,221,000	4,946,600
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,712,000	1,922,599
4.63%, 12/01/2030 (A)	1,569,000	834,191
Paramount Global
4.20%, 05/19/2032 (C)	2,050,000	1,630,177
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,620,000	2,163,521
5.50%, 05/15/2029 (A)	6,126,000	5,458,104
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	1,810,000	1,421,823

		24,415,290

Metals & Mining - 0.4%
ArcelorMittal SA
6.55%, 11/29/2027	4,759,000	4,828,674
Glencore Funding LLC
2.63%, 09/23/2031 (A)	4,193,000	3,237,206
Novelis Corp.
3.25%, 11/15/2026 (A)	915,000	817,089

		8,882,969

Office REITs - 0.1%
Highwoods Realty LP
4.13%, 03/15/2028	2,353,000	2,103,431

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	$ 1,226,000	$ 1,124,714
7.88%, 05/15/2026 (A)	4,119,000	4,147,417
Boardwalk Pipelines LP
3.40%, 02/15/2031	6,178,000	5,131,052
Cheniere Energy Partners LP
4.00%, 03/01/2031	7,245,000	6,194,494
4.50%, 10/01/2029	2,795,000	2,533,138
Chevron USA, Inc.
3.25%, 10/15/2029	2,256,000	2,033,540
Energy Transfer LP
6.00%, 06/15/2048	5,855,000	5,192,371
EnLink Midstream Partners LP
5.05%, 04/01/2045	5,234,000	3,947,268
Exxon Mobil Corp.
3.04%, 03/01/2026	3,098,000	2,941,628
NuStar Logistics LP
5.63%, 04/28/2027	3,008,000	2,865,812
5.75%, 10/01/2025	1,162,000	1,130,045
Occidental Petroleum Corp.
5.55%, 03/15/2026	9,951,000	9,819,846
ONEOK Partners LP
4.90%, 03/15/2025	1,442,000	1,416,242
ONEOK, Inc.
6.10%, 11/15/2032	4,711,000	4,655,502
Ovintiv, Inc.
6.25%, 07/15/2033	3,331,000	3,221,701
Petroleos Mexicanos
6.50%, 01/23/2029	3,820,000	3,100,925
6.84%, 01/23/2030	3,043,000	2,376,928
6.88%, 10/16/2025	2,701,000	2,592,966
7.69%, 01/23/2050	1,538,000	987,834
Pioneer Natural Resources Co.
2.15%, 01/15/2031	3,204,000	2,528,826
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	2,175,000	1,870,090
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	4,100,000	4,045,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,834,000	1,543,274
Western Midstream Operating LP
6.15%, 04/01/2033	3,449,000	3,325,786

		78,727,349

Passenger Airlines - 0.3%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,772,591	1,518,295
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	2,106,000	2,071,385
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	2,654,000	2,522,595

		6,112,275

Personal Care Products - 0.3%
Kenvue, Inc.
5.00%, 03/22/2030 (A)	5,597,000	5,453,943

Pharmaceuticals - 0.8%
AbbVie, Inc.
3.20%, 05/14/2026	2,245,000	2,121,179
4.05%, 11/21/2039	2,177,000	1,780,254

Transamerica Series Trust	Page 6

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A)	$ 4,435,000	$ 1,677,145
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	2,032,000	1,897,019
Merck & Co., Inc.
5.00%, 05/17/2053	4,428,000	4,026,312
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	3,704,000	3,404,322
Viatris, Inc.
2.30%, 06/22/2027	1,511,000	1,300,255

		16,206,486

Professional Services - 0.4%
Equifax, Inc.
2.60%, 12/01/2024	2,138,000	2,054,146
5.10%, 12/15/2027	2,968,000	2,882,210
Gartner, Inc.
4.50%, 07/01/2028 (A)	3,175,000	2,896,757

		7,833,113

Residential REITs - 0.1%
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	2,039,000	1,754,701

Retail REITs - 0.3%
Realty Income Corp.
4.90%, 07/15/2033	3,666,000	3,351,044
Simon Property Group LP
5.50%, 03/08/2033	3,433,000	3,258,396

		6,609,440

Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	4,212,000	3,786,756
Broadcom, Inc.
3.14%, 11/15/2035 (A)	4,333,000	3,160,224
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	3,441,000	3,288,045
KLA Corp.
4.10%, 03/15/2029	3,181,000	3,011,033
Microchip Technology, Inc.
0.98%, 09/01/2024	3,095,000	2,954,439
QUALCOMM, Inc.
3.25%, 05/20/2050	1,817,000	1,229,547
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,728,000	1,538,437
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	7,302,000	5,569,301

		24,537,782

Software - 1.1%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	1,311,000	1,105,857
Fiserv, Inc.
5.45%, 03/02/2028	3,555,000	3,524,329
Intuit, Inc.
5.50%, 09/15/2053	1,621,000	1,553,797
Oracle Corp.
3.65%, 03/25/2041	2,154,000	1,536,147
6.90%, 11/09/2052	4,331,000	4,464,435
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	2,875,000	1,342,123

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	$ 4,676,000	$ 4,511,435
Workday, Inc.
3.50%, 04/01/2027	4,421,000	4,124,726

		22,162,849

Specialized REITs - 0.2%
Weyerhaeuser Co.
4.00%, 04/15/2030	4,097,000	3,630,932

Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	5,891,000	5,715,070
6.02%, 06/15/2026	2,114,000	2,122,539
NCR Corp.
5.13%, 04/15/2029 (A)	2,386,000	2,102,136
5.25%, 10/01/2030 (A)	2,379,000	2,049,205

		11,988,950

Tobacco - 0.4%
BAT Capital Corp.
6.42%, 08/02/2033	5,122,000	4,980,003
Philip Morris International, Inc.
5.63%, 11/17/2029	3,644,000	3,606,069

		8,586,072

Transportation Infrastructure - 0.3%
GXO Logistics, Inc.
2.65%, 07/15/2031	7,010,000	5,317,289

Wireless Telecommunication Services - 0.4%
Altice France SA
5.50%, 10/15/2029 (A)	1,272,000	915,151
Axian Telecom
7.38%, 02/16/2027 (A)	728,000	649,667
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,545,000	2,152,043
3.88%, 04/15/2030	1,806,000	1,601,006
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	2,825,000	2,282,118

		7,599,985

Total Corporate Debt Securities (Cost $872,655,091)		847,408,336

FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	1,489,000	1,208,671
5.50%, 01/27/2025 (E)	1,140,000	1,121,641

Total Foreign Government Obligations (Cost $2,305,204)		2,330,312

MORTGAGE-BACKED SECURITIES - 10.1%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1,
3.90%, 08/10/2035 (A)	5,900,000	5,517,933
20 Times Square Trust
Series 2018-20TS, Class B,
3.20% (B), 05/15/2035 (A)	5,148,000	4,306,176
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month Term SOFR + 0.53%, 5.85% (B), 05/25/2035	77,613	68,738

Transamerica Series Trust	Page 7

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ANM,
3.11%, 11/05/2032 (A)	$ 2,700,000	$ 2,378,239
Banc of America Funding Trust
Series 2005-D, Class A1,
4.65% (B), 05/25/2035	940,901	861,710
BBCMS Mortgage Trust
Series 2018-TALL, Class D,
1-Month Term SOFR + 1.65%, 6.98% (B), 03/15/2037 (A)	5,000,000	3,733,186
BX Commercial Mortgage Trust
Series 2019-XL, Class C,
1-Month Term SOFR + 1.36%, 6.70% (B), 10/15/2036 (A)	2,040,000	2,024,504
Series 2020-VKNG, Class C,
1-Month Term SOFR + 1.51%, 6.85% (B), 10/15/2037 (A)	1,624,000	1,596,424
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.84%, 10/10/2049	3,985,424	3,813,198
COMM Mortgage Trust
Series 2016-787S, Class A,
3.55%, 02/10/2036 (A)	5,000,000	4,539,804
CSMC Trust
Series 2020-RPL4, Class A1,
2.00% (B), 01/25/2060 (A)	6,202,192	5,262,152
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	5,707,628	4,741,581
DOLP Trust
Series 2021-NYC, Class A,
2.96%, 05/10/2041 (A)	5,300,000	4,033,174
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month Term SOFR + 1.19%, 6.53% (B), 07/15/2038 (A)	5,227,682	5,183,375
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A,
3.14%, 12/10/2036 (A)	5,000,000	4,776,846
Series 2019-FBLU, Class C,
3.75%, 12/10/2036 (A)	2,800,000	2,668,275
Series 2019-FBLU, Class D,
4.10% (B), 12/10/2036 (A)	1,500,000	1,428,452
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month Term SOFR + 1.75%, 7.08% (B), 12/15/2036 (A)	7,000,000	6,915,809
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	2,214,367	2,113,804
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A,
1-Month Term SOFR + 0.51%, 5.84% (B), 09/19/2046	112,798	99,361
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A,
3.29%, 01/10/2037 (A)	7,500,000	7,110,716
Metlife Securitization Trust
Series 2017-1A, Class A,
3.00% (B), 04/25/2055 (A)	1,634,122	1,487,170

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust
Series 2021-RPL1, Class A1,
1.13% (B), 07/25/2060 (A)	$ 2,603,952	$ 2,238,651
Mill City Mortgage Loan Trust
Series 2019-1, Class A1,
3.25% (B), 10/25/2069 (A)	958,678	902,290
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	1,149,133	1,128,985
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	1,981,974	1,939,314
New Residential Mortgage Loan Trust
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	3,322,017	3,025,592
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	7,536,526	7,014,486
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	5,892,166	5,512,579
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	6,998,116	6,341,111
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	2,596,917	2,362,465
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	3,847,752	3,594,569
Series 2020-1A, Class A1B,
3.50% (B), 10/25/2059 (A)	8,264,371	7,517,377
OBX Trust
Series 2023-NQM4, Class A1,
6.11% (B), 03/25/2063 (A)	3,464,604	3,442,324
One New York Plaza Trust
Series 2020-1NYP, Class A,
1-Month Term SOFR + 1.06%, 6.40% (B), 01/15/2036 (A)	4,000,000	3,800,000
Reperforming Loan Trust REMICS
Series 2006-R1, Class AF1,
1-Month Term SOFR + 0.45%, 5.77% (B), 01/25/2036 (A)	1,108,754	1,012,916
SFO Commercial Mortgage Trust
Series 2021-555, Class A,
1-Month Term SOFR + 1.26%, 6.60% (B), 05/15/2038 (A)	4,600,000	4,173,417
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month Term SOFR + 1.76%, 7.09% (B), 11/11/2034 (A)	2,862,824	2,805,678
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	221,529	219,061
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	5,359,721	5,055,776
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	9,907,787	9,399,618
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	240,138	229,409
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	7,351,449	6,585,663
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	9,992,118	9,298,429
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	13,643,370	11,774,056
Series 2022-1, Class A1,
3.75% (B), 07/25/2062 (A)	11,451,600	10,312,143

Transamerica Series Trust	Page 8

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2022-4, Class A1,
3.75%, 09/25/2062 (A)	$ 10,561,444	$ 9,501,376
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	9,274,231	8,481,842
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR13, Class A1A1,
1-Month Term SOFR + 0.69%, 6.01% (B), 10/25/2045	654,750	606,620

Total Mortgage-Backed Securities (Cost $210,526,341)		202,936,374

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.0%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/2052	941,917	780,789
3.50%, 08/01/2049	642,524	561,847
1-Year RFUCC Treasury + 1.87%, 4.77% (B), 09/01/2035	59,097	58,398
5.00%, 08/01/2024 - 07/01/2025	24,445	23,870
1-Year RFUCC Treasury + 1.35%, 5.36% (B), 09/01/2035	14,247	14,257
Federal National Mortgage Association
3.00%, 08/01/2049 - 05/01/2052	1,982,685	1,651,425
1-Year RFUCC Treasury + 1.34%, 3.59% (B), 12/01/2034	695	680
4.00%, 10/01/2047 - 02/01/2048	1,592,864	1,446,967
1-Year CMT + 2.18%, 4.30% (B), 10/01/2035	1,069	1,055
6-Month RFUCC Treasury + 1.75%, 4.50% (B), 05/01/2035	40,859	40,191
4.50%, 08/01/2052	9,241,719	8,495,046
1-Year CMT + 2.22%, 4.86% (B), 01/01/2028	2,313	2,281
5.00%, 01/01/2025 - 04/01/2053	27,438,150	25,928,332
5.50%, 03/01/2053	10,540,400	10,197,034
1-Year CMT + 1.81%, 5.56% (B), 08/01/2035	4,347	4,287
12-MTA + 1.20%, 5.63% (B), 06/01/2043	25,939	25,088
1-Year CMT + 2.15%, 5.90% (B), 07/01/2032	2,060	2,041
6-Month RFUCC Treasury + 1.61%, 7.23% (B), 08/01/2036	4,673	4,678
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/2053 (F)	60,986,000	46,419,740
2.50%, 10/01/2052 (F)	20,188,000	16,037,058
5.50%, 10/01/2053 (F)	29,985,000	28,996,432

Total U.S. Government Agency Obligations (Cost $145,367,872)		140,691,496

U.S. GOVERNMENT OBLIGATIONS - 28.3%
U.S. Treasury - 26.7%
U.S. Treasury Bonds
1.25%, 05/15/2050	51,075,200	24,049,237
2.00%, 02/15/2050 (G)	11,099,000	6,465,167
2.25%, 05/15/2041	12,471,000	8,550,916
2.25%, 08/15/2046 (G)	5,162,000	3,269,199
2.38%, 02/15/2042	91,732,300	63,356,203
2.75%, 08/15/2042 (G)	38,111,000	27,908,864
3.50%, 02/15/2039	2,786,000	2,404,993
3.63%, 05/15/2053	13,179,000	10,899,445
3.88%, 02/15/2043 - 05/15/2043	51,037,000	44,352,798
4.00%, 11/15/2052	25,736,000	22,786,413
4.25%, 05/15/2039 (G)	8,659,000	8,153,666

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 08/15/2052	$ 82,601,000	$ 22,185,536
U.S. Treasury Notes
1.13%, 02/15/2031	19,139,400	15,098,445
1.25%, 08/15/2031	5,319,000	4,157,546
1.38%, 11/15/2031	38,352,000	30,058,380
1.50%, 02/15/2030	36,667,000	30,400,667
1.88%, 02/15/2032	14,309,500	11,625,351
2.25%, 11/15/2025	14,810,800	13,995,049
2.25%, 08/15/2027 (G)	5,887,000	5,380,856
2.75%, 05/15/2025 - 08/15/2032	11,089,000	10,628,359
2.88%, 05/15/2028 - 05/15/2032	52,519,800	48,273,861
3.38%, 05/15/2033	19,612,300	17,795,098
3.50%, 01/31/2028 - 02/15/2033	63,811,000	59,092,342
3.88%, 11/30/2027 - 08/15/2033	16,034,400	15,518,235
4.13%, 01/31/2025 - 11/15/2032	32,886,900	31,786,599

		538,193,225

U.S. Treasury Inflation-Protected Securities - 1.6%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	35,438,735	20,787,725
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	14,208,878	12,313,852

		33,101,577

Total U.S. Government Obligations (Cost $623,242,787)		571,294,802

COMMERCIAL PAPER - 1.7%
Banks - 0.2%
Svenska Handelsbanken AB
5.83% (H), 03/11/2024 (A)	5,272,000	5,139,163

Financial Services - 0.7%
Liberty Street Funding LLC
5.46% (H), 11/01/2023 (A)	13,500,000	13,433,459

Software - 0.8%
Manhattan Asset Funding Co. LLC
5.74% (H), 12/12/2023 (A)	16,112,000	15,930,209

Total Commercial Paper (Cost $34,507,632)		34,502,831

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.0%
U.S. Treasury Bills
5.45% (H), 12/14/2023	47,496,000	46,984,651
5.46% (H), 12/07/2023	12,495,000	12,373,304

Total Short-Term U.S. Government Obligations (Cost $59,338,749)		59,357,955

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (H)	13,676,463	13,676,463

Total Other Investment Company (Cost $13,676,463)		13,676,463

Transamerica Series Trust	Page 9

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 2.50% (H), dated 09/29/2023, to be repurchased at $14,241,012 on 10/02/2023. Collateralized by a U.S. Government Obligation, 1.63%, due 09/30/2026, and with a value of $14,522,815.

$ 14,238,045	$ 14,238,045

Total Repurchase Agreement (Cost $14,238,045)	14,238,045

Total Investments (Cost $2,207,771,703)	2,117,730,286
Net Other Assets (Liabilities) - (5.1)%	(102,016,596)

Net Assets - 100.0%	$ 2,015,713,690

Transamerica Series Trust	Page 10

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$231,293,672	$—	$231,293,672
Corporate Debt Securities	—	847,408,336	—	847,408,336
Foreign Government Obligations	—	2,330,312	—	2,330,312
Mortgage-Backed Securities	—	202,936,374	—	202,936,374
U.S. Government Agency Obligations	—	140,691,496	—	140,691,496
U.S. Government Obligations	—	571,294,802	—	571,294,802
Commercial Paper	—	34,502,831	—	34,502,831
Short-Term U.S. Government Obligations	—	59,357,955	—	59,357,955
Other Investment Company	13,676,463	—	—	13,676,463
Repurchase Agreement	—	14,238,045	—	14,238,045

Total Investments	$13,676,463	$2,104,053,823	$—	$2,117,730,286

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the total value of 144A securities is $750,353,550, representing 37.2% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,339,699, collateralized by cash collateral of $13,676,463 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $967,688. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2023, the total value of Regulation S securities is $12,835,343, representing 0.6% of the Portfolio’s net assets.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended September 30, 2023 was $0 at a weighted average interest rate of 0.00%.
(H)	Rates disclosed reflect the yields at September 30, 2023.
(I)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
MTA REIT	Month Treasury Average Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS TBA	Separate Trading of Registered Interest and Principal of Securities To Be Announced

Transamerica Series Trust	Page 11

Transamerica Aegon Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon Bond VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 12

Transamerica Aegon Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 13